Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	GLORY STAR NEW MEDIA GROUP HOLDINGS Ltd
Entity Central Index Key	0001738758
Amendment Flag	true
Amendment Description	Glory Star New Media Group Holdings Limited (the "Company") is filing this Amendment No. 1 to Form 20-F/A ("Amendment") to its annual report on Form 20-F for the year ended December 31, 2020 ("Original Form 20-F"), as filed with the Securities and Exchange Commission ("SEC") on March 29, 2021 ("Original Filing Date"). On May 25, 2021, the Company filed a Current Report on Form 6-K with the SEC disclosing the determination by the board of directors, based on the recommendation of and after consultation with the audit committee of the Board of Directors and management, that the Company will restate previously issued consolidated financial statements and related disclosures as of and for the year ended December 31, 2020. Please refer to Note 1, Restatement of Consolidated Financial Statements, of Notes to Consolidated Financial Statements of this Amendment for additional information. The relevant unaudited interim financial information for three months ended March 31, 2020 and June 30, 2020, as well as the six months ended June 30, 2020 is also being restated. The impact of such restatements is included herein. Refer to Note 18, Quarterly Financial Data (Unaudited), of Notes to Consolidated Financial Statements of this Amendment.As a result of the above, the Company is amending Items 3, 5, 15, 18 and 19 to its Original Form 20-F. Other than the Items amended, disclosures in the Original Form 20-F remain unchanged. The Company has not modified or updated disclosures presented in the Original Form 20-F, except as required to reflect the effects of the restatement and the inclusion of the Part III information. Accordingly, this Amendment should be read in conjunction with the Original Form 20-F and does not reflect events occurring after the Original Filing Date of the Original Form 20-F other than as described herein and no attempt has been made in this Amendment to modify or update other disclosures as presented in the Original Form 20-F, except as specifically referenced herein. Accordingly, this Amendment and the Original Form 20-F should be read in conjunction with the Company's filings with the SEC subsequent to the filing of the Original Form 20-F.
Current Fiscal Year End Date	--12-31
Document Type	20-F/A
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Common Stock, Shares Outstanding	57,886,352
Entity Filer Number	001-38876
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	E9